S000018426 [Member] Investment Objectives and Goals - TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Tweedy, Browne Worldwide High Dividend Yield Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.